Financial Instruments - Gain (Loss) Recognized in Accumulated Other Comprehensive Income on Derivative (Effective Portion) (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Fair Value, Option, Quantitative Disclosures [Line Items]
Effect on the consolidated statements	$ (1,190)	$ 4,802	$ (2,628)	$ 21,176
Gain (Loss) Recognized in Accumulated Statement of Other Comprehensive Income (Loss) on Derivative (Effective Portion) [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Interest rate swaps	0	7,376	(132)	26,037
Reclassification due to de-designations to interest and finance costs, net [Member}
Fair Value, Option, Quantitative Disclosures [Line Items]
Effect on the consolidated statements	(1,313)	(2,623)	(2,611)	(4,959)
Reclassification to deprecation expense [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Effect on the consolidated statements	123	49	115	98
Total [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Effect on the consolidated statements	$ (1,190)	$ 4,802	$ 2,628	$ 21,176